Debt With Related Parties - Disclosure of Key Management Personnel Compensation (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, share-based payments		$ 2,695,908	$ 418,943	$ 334,493
Key management personnel compensation, short-term employee benefits		96,362	77,575	122,370
Key management personnel compensation, other bonuses	[1]	137,375	148,189	58,620
Key management personnel compensation, Total		$ 2,929,645	$ 644,707	$ 515,483

[1]	The outstanding amount payable of these bonuses as of December 31, 2025 and 2024 is Ps.102,988 and Ps.58,702, respectively. (See Note 13).